Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2026
Schedule of acquisition, exploration and evaluation costs
	Note	Avino, Mexico	La Preciosa, Mexico	Total
Balance, December 31, 2024		$15,992	$36,898	$52,890
Drilling and exploration		70	310	380
Assessments and taxes		185	12	197
Transfer to other assets		-	(2,215)	(2,215)
Transfer to mining properties	10	-	(35,005)	(35,005)
Disposition of Ana Maria and El Laberinto claims		(556)	-	(556)
Effect of movements in exchange rates		8	-	8
Balance, December 31, 2025		$15,699	$-	$15,699
Drilling and exploration		-	-	-
Assessments and taxes		215	-	215
Effect of movements in exchange rates		(51)	-	(51)
Balance, September 30, 2026		$15,863	$-	$15,863